PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2017 and 2018:

	December 31
(in US$ thousands)	2017	2018
Benefit Obligation	$295	$320
Fair value of plan assets	365	376
	$(70)	$(56)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(70)	$(56)
Accumulated other comprehensive income	—	—
Net amount recognized	$(70)	$(56)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$(69)	$(86)

Pension Cost

For the years ended December 31, 2016, 2017 and 2018, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2016	2017	2018
Service cost	$—	$—	$—
Interest cost	4	4	5
Expected return on plan assets	(6)	(5)	(6)
Amortization of net loss	—	1	2
Curtailment gain	—	—	—
	$(2)	$—	$1

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2017 and 2018 were as follows:
	December 31
	2017	2018
Discount rate	1.625%	1.375%
Rate of compensation increase	2.00%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2017	2018
Discount rate	1.375%	1.625%
Rate of return on plan assets	1.375%	1.625%
Rate of compensation increase	2.00%	2.00%